Earnings per Unit (Tables)	6 Months Ended
Jun. 30, 2023
Earnings per Unit
Schedule of calculations of the basic and diluted earnings per common unit

	Six months ended
	June 30,
	2024	2023
Partnership’s Net income	$22,458	$24,030
Less:
Net Income attributable to preferred unitholders	6,491	5,781
General Partner’s interest in Net Income	16	19
Net income attributable to common unitholders	$15,951	$18,230
Weighted average number of common units outstanding, basic and diluted	36,802,247	36,802,247
Earnings per common unit, basic and diluted	$0.43	$0.50